JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund
JPMorgan Access Growth Fund
(All Share Classes)
(Each a series of JPMorgan Trust I)

Supplement Dated January 15, 2010
To The Class A Shares, Select Class Shares and Institutional Class Shares Prospectuses
Dated August 18, 2009 and the Class C Shares Prospectus Dated December 28, 2009,
as supplemented

Effective December 2, 2009, J.P. Morgan Investment Management, Inc. (“JPMIM”), with the approval of the JPMorgan Trust I’s Board of Trustees (“Board”), including a majority of the disinterested Trustees, entered into a new subadvisory agreement with each of Fiduciary Management, Inc. (“FMI”), Manning & Napier Advisors, Inc. (“M&N”) and TimesSquare Capital Management, LLC (“TimesSquare”) (each a “Subadviser”). JPMIM entered into these agreements pursuant to the terms of an exemptive order obtained by JPMIM and J.P. Morgan Fleming Series Trust and their affiliates from the Securities and Exchange Commission (the “Exemptive Order”), by which JPMIM is permitted, subject to supervision and approval by the Board, to enter into and materially amend subadvisory agreements without seeking shareholder approval. An Information Statement describing the new subadvisory agreements between JPMIM and each new Subadviser will be mailed to shareholders of the Fund within 90 days of the effective date of the new subadvisory agreements.

The second paragraph in the “What are the Fund’s main investment strategies?” section of the Prospectuses is hereby replaced with the following:

J.P. Morgan Private Investments Inc. (JPMPI or the Subadviser) is responsible for the day-to-day management of the Fund and allocates the Fund’s assets among the asset classes listed below. The descriptions below include both the range that the Fund may invest within a particular asset class and the various investments that the Fund may use to gain exposure to such asset class. JPMPI may make strategic changes to the Fund’s target allocation and shift investments among the asset classes and other Subadvisers when it believes it is beneficial to the Fund.

The first and second paragraphs in the “Investment Process” section of the Prospectuses are hereby replaced with the following:

The Fund’s adviser is J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) and it sets the Fund’s overall investment strategies. The Fund is managed by JPMPI. JPMPI utilizes an allocation process (Strategic Asset Allocations) to invest the Fund’s assets across the various asset classes and with various subadvisers. JPMPI and JPMIM use rigorous criteria to select subadvisers and underlying fund managers to manage certain portions of the Fund’s assets. In choosing investments and their allocations, JPMPI considers a number of factors including: (1) market trends, (2) JPMPI’s outlook for a market capitalization or investment style category, and (3) an underlying fund manager’s performance in various market conditions. JPMPI will also consider the advantages and disadvantages to the Fund of using actively (i.e. mutual funds) versus passively (i.e. ETFs) managed investment vehicles. By combining the strengths of different subadvisers and underlying fund managers, the Fund seeks to benefit from a variety of investment selection processes and methodologies to achieve its investment objective.

JPMPI frequently monitors and may make tactical changes to the Strategic Asset Allocations, including shifts among the various asset classes and allocations to the other subadvisers and underlying fund managers.

The first paragraph in “The Fund’s Management and Administration—The Funds’ Investment Adviser” section of the Prospectuses is hereby replaced with the following:

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Fund, and J.P. Morgan Private Investments Inc. (JPMPI), Fiduciary Management, Inc. (FMI), Manning & Napier Advisors, Inc. (M&N)

SUP-AF-0110

and TimesSquare Capital Management, LLC (TimesSquare) are the investment subadvisers. JPMPI, FMI, M&N, and TimesSquare are each responsible for the day-to-day investment decisions of its portion of the Fund. The allocation of the assets of each Fund among JPMPI, FMI, M&N and TimesSquare will be determined by JPMIM, subject to the review of the Board of Trustees. JPMIM, not the Fund, will pay the subadvisers for their services.

JPMIM is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMPI is a wholly-owned subsidiary of JPMorgan Chase. JPMIM is located at 245 Park Avenue, New York, NY 10167, JPMPI is located at 345 Park Avenue, New York, NY 10154, FMI is located at 100 E. Wisconsin Avenue, Suite 2200, Milwaukee, WI 53202, M&N is located at 290 Woodcliff Drive, Fairport, NY 14450 and TimesSquare is located at 1177 Avenue of the Americas, Floor 39, New York, NY 10036.

In addition, the following replaces the first paragraph under the section “The Fund’s Management and Administration — The Portfolio Managers”:

The table below illustrates the individuals who will serve as portfolio managers for a portion of the Fund’s assets:

JPMORGAN ACCESS GROWTH AND JPMORGAN ACCESS BALANCED FUNDS
SUBADVISER AND ADDRESS	YEAR FOUNDED/ ASSETS UNDER MANAGEMENT AS OF SEPTEMBER 30, 2009	PORTFOLIO MANAGER(S)	EMPLOYMENT EXPERIENCE
Fiduciary Management, Inc. 100 E. Wisconsin Avenue, Suite 2200, Milwaukee, WI 53202	1980/ $6.5 Billion AUM	Ted D. Kellner Patrick J. English Andy P. Ramer
The investment management team is led by Ted D. Kellner, CFA, Patrick J. English, CFA, and Andy P. Ramer, CFA.
Mr. Kellner co-founded Fiduciary Management, Inc. in 1980 and he has been employed in various capacities since 1980, currently serving as Chairman and Chief Executive Officer.
Mr. English has been a portfolio manager since October 1, 1997 and has been employed by Fiduciary Management, Inc. in various capacities since 1986, currently serving as President and Chief Investment Officer.
Mr. Ramer has been employed as a research analyst by Fiduciary Management, Inc. since October 2002. He was promoted to the Director of Research in 2009.

Manning & Napier Advisors, Inc. 290 Woodcliff Drive, Fairport, NY 14450	1970/ $19 Billion AUM	Jeffrey S. Coons Jeffrey A. Herrmann
The investment management team is led by Jeffrey S. Coons, Ph.D., CFA and Jeffrey A. Herrmann, CFA. Mr. Coons joined Manning & Napier Advisors, Inc. in 1985. He has been a member of the Senior Research Group since 1989. He was named as a Co-Director of Research in 2002.

JPMORGAN ACCESS GROWTH AND JPMORGAN ACCESS BALANCED FUNDS
SUBADVISER AND ADDRESS	YEAR FOUNDED/ ASSETS UNDER MANAGEMENT AS OF SEPTEMBER 30, 2009	PORTFOLIO MANAGER(S)	EMPLOYMENT EXPERIENCE
Mr. Herrmann joined Manning & Napier Advisors, Inc. in 1986. He has been a member of the Senior Research Group since 1989. He was named as a Co-Director of Research in 2002.

TimesSquare Capital Management, LLC 1177 Avenue of the Americas, Floor 39, New York, NY 10036.	2000/ $8.8 Billion AUM	Grant R. Babyak Tony Rosenthal
The investment management team is led by Grant R. Babyak and Tony Rosenthal. Mr. Babyak is a Portfolio Manager in TimesSquare’s growth equity group. Prior to joining the firm, Mr. Babyak managed small and mid cap portfolios at Fiduciary Trust Company International since 1996. He previously worked for six years at Avatar Associates as an institutional portfolio manager and for two years at U.S. Trust Company of New York as an analyst covering the consumer and basic industrial sectors. Mr. Babyak received a B.A. in Political Science from Yale University in 1988 and an M.B.A. in Finance from New York University-Stern Graduate School of Business.

Mr. Rosenthal is a Portfolio Manager in TimesSquare’s growth equity group. Before joining the firm, Mr. Rosenthal held a similar position at Fiduciary Trust Company International since 1996. Prior to his role at Fiduciary Trust Company International, Mr. Rosenthal was an equity portfolio manager and analyst at the Bank of New York from 1993-1996. Prior to the Bank of New York, Mr. Rosenthal conducted economic research at the U.S. Trust Company of New York from 1998-1991. Mr. Rosenthal received a B.A. in economics from Wesleyan University and an M.B.A. from Columbia Business School. He is a member of the CFA Institute and the New York Society of Security Analysts.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUSES FOR FUTURE REFERENCE